SHARE-BASED PAYMENTS	6 Months Ended
Jun. 30, 2023
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

NOTE 5 - SHARE-BASED PAYMENTS:

During the six months ended June 30, 2023, approximately 18 thousand (taking into effect the ratio changes described in note 1), options and RSUs of the Company's ADSs were forfeited resulting in reversal of expenses of approximately $2 million. The forfeited options and RSUs are mainly due to a reduction in the employee count, as part of the cost reduction plan that was implemented in the second half of 2022.